CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares		Value
Common Stock — 97.7%
Consumer Discretionary — 7.1%
Consumer Services — 3.1%
272,143	ServiceMaster Global Holdings, Inc.[1]	$10,853,063

Retailing — 4.0%
504,012	LKQ Corp.[1]	13,976,253

Total Consumer Discretionary		24,829,316

Consumer Staples — 5.3%
Food, Beverage & Tobacco — 5.3%
539,613	Nomad Foods Ltd.[1]	13,749,339
120,541	TreeHouse Foods, Inc.[1]	4,885,527

Total Consumer Staples		18,634,866

Energy — 2.1%
Energy Equipment & Services — 1.1%
482,906	ChampionX Corp.[1]	3,858,419

Oil, Gas & Consumable Fuels — 1.0%
370,894	Parsley Energy, Inc. — Class A	3,471,568

Total Energy		7,329,987

Financials — 16.5%
Banks — 6.2%
521,163	Associated Banc-Corp.	6,577,077
336,436	BancorpSouth Bank	6,520,130
392,565	BankUnited, Inc.	8,601,099

		21,698,306

Diversified Financials — 4.7%
54,526	Morningstar, Inc.	8,757,421
131,702	State Street Corp.	7,813,879

		16,571,300

Insurance — 5.6%
189,383	American Financial Group, Inc.	12,684,873
117,451	W.R. Berkley Corp.	7,182,129

		19,867,002

Total Financials		58,136,608

Health Care — 10.0%
Health Care Equipment & Services — 5.7%
534,060	Churchill Capital Corp. III — Class A1,2	5,474,115
590,924	Envista Holdings Corp.[1]	14,584,004

		20,058,119

Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
233,708	Avantor, Inc.[1]	5,256,093
18,806	Bio-Rad Laboratories, Inc. — Class A1	9,693,741

		14,949,834

Total Health Care		35,007,953

Shares		Value
Industrials — 27.2%
Capital Goods — 22.1%
81,412	AMETEK, Inc.	$8,092,353
134,529	Applied Industrial Technologies, Inc.	7,412,548
87,510	Carlisle Cos, Inc.	10,708,599
98,547	Dover Corp.	10,676,582
195,793	Otis Worldwide Corp.	12,221,399
119,460	Regal Beloit Corp.	11,213,710
16,578	Teledyne Technologies, Inc.[1]	5,142,661
99,995	Valmont Industries, Inc.	12,417,379

		77,885,231

Commercial & Professional Services — 5.1%
353,973	Clarivate PLC[1,3]	10,969,623
44,853	IHS Markit Ltd.	3,521,409
60,348	TriNet Group, Inc.[1]	3,579,844

		18,070,876

Total Industrials		95,956,107

Information Technology — 8.3%
Semiconductors & Semiconductor Equipment — 2.2%
76,848	Microchip Technology, Inc.	7,896,901

Software & Services — 6.1%
122,745	PTC, Inc.[1]	10,153,466
181,392	Tenable Holdings, Inc.[1]	6,847,548
50,075	Unity Software, Inc.[1]	4,370,546

		21,371,560

Total Information Technology		29,268,461

Materials — 5.6%
Chemicals — 4.1%
172,949	RPM International, Inc.	14,327,095

Construction Materials — 1.5%
40,586	Vulcan Materials Co.	5,501,027

Total Materials		19,828,122

Real Estate — 5.3%
Office REIT’s — 3.3%
233,668	Cousins Properties, Inc.	6,680,568
187,988	Equity Commonwealth	5,006,120

		11,686,688

Specialized REIT’s — 2.0%
9,243	Equinix, Inc.	7,025,882

Total Real Estate		18,712,570

Utilities — 10.3%
Gas Utilities — 2.4%
88,545	Atmos Energy Corp.	8,464,017

Multi-Utilities — 5.8%
165,164	Black Hills Corp.	8,834,622
529,422	NiSource, Inc.	11,647,284

		20,481,906

CRM Funds 1

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Shares		Value
Utilities — (continued)
Water Utilities — 2.1%
51,497	American Water Works Co., Inc.	$7,460,885

Total Utilities		36,406,808

Total Common Stock (Cost $289,790,572)		344,110,798

Short-Term Investments — 2.4%
4,300,108	Blackrock Liquidity Funds T-Fund — Institutional Shares, 0.02%[4]	4,300,108
4,300,109	Federated Hermes Treasury Obligations Fund — Institutional Series, 0.02%[4]	4,300,109

Total Short-Term Investments (Cost $8,600,217)		8,600,217

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $298,390,789)		352,711,015

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 1.6%
Repurchase Agreements — 1.6%
$1,350,661	With BNP Paribas: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $1,350,663 (collateralized by US TreasurySecurities, par values ranging from $1 - $579,828, coupon rates ranging from 0.00% to 2.38%, 03/25/21 - 11/15/49; total market value $1,377,674)	1,350,661
1,350,661	With Citigroup Global Markets, Inc.: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $1,350,663 (collateralized by US Treasury Securities, par values ranging from $0 - $480,933, coupon rates ranging from 0.00% to 4.75%, 03/25/21 - 02/15/50; total market value $1,377,674)	1,350,661
1,350,661	With Deutsche Bank Securities, Inc.: at 0.05%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $1,350,663 (collateralized by US Treasury Securities, par values ranging from $227,724 - $294,963, coupon rates ranging from 0.00% to 2.50%, 11/10/20 - 02/15/23; total market value $1,377,674)	1,350,661

Principal		Value
Repurchase Agreements — (continued)
$ 284,345	With JP Morgan Securities LLC: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $284,345 (collateralized by US Treasury Securities, par values ranging from $50,560 - $121,758, coupon rates ranging from 0.00% to 1.75%, 11/19/20 - 08/31/24; total market value $290,032)	$284,345
1,350,661	With Mizuho Securities USA, LLC: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $1,350,663 (collateralized by a US Treasury Security, par value of $1,359,235, coupon rate of 2.75%, 11/30/20; total market value $1,377,675)	1,350,661

Total Repurchase Agreements		5,686,989

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $5,686,989)		5,686,989

Total Investments — 101.7% (Cost $304,077,778)		358,398,004	[5]
Liabilities in Excess of Other Assets — (1.7)%		(6,011,352)

Total Net Assets — 100.0%		$352,386,652

CRM Funds 2

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2020 (Unaudited)

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At September 30, 2020, the market value of securities on loan for the CRM Mid Cap Value Fund was $5,440,290. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds 3